COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

COHEN & STEERS EUROPEAN REALTY SHARES, INC.

SUPPLEMENT DATED DECEMBER 22, 2008

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED MARCH 1, 2008

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COHEN & STEERS DIVIDEND VALUE FUND, INC.

SUPPLEMENT DATED DECEMBER 22, 2008

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED JULY 1, 2008

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COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

COHEN & STEERS INSTITUTIONAL GLOBAL REALTY SHARES, INC.

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

COHEN & STEERS REALTY INCOME FUND, INC.

COHEN & STEERS REALTY SHARES, INC.

SUPPLEMENT DATED DECEMBER 22, 2008

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2008

The information below supplements and replaces information in the second paragraph of the section titled “DISCLOSURE OF PORTFOLIO HOLDINGS”:

4. The Fund may provide certain information (other than complete portfolio holdings) related to the Fund’s portfolio holdings or derived from the Fund’s portfolio holdings to the media so long as the Fund’s chief compliance officer, or his or her designated representative, determines that the Fund has a legitimate business purpose for disclosing the information and the dissemination cannot be reasonably seen to give the recipient of such information an advantage in trading Fund shares or in any other way harm the Fund or its shareholders. Such information may include a small number of portfolio holdings (including information that the Fund no longer holds a particular security) or general information about the Fund’s portfolio holdings that cannot be used to determine the Fund’s portfolio holdings or any portion thereof. Information about a security may not be released if it could reasonably be seen to interfere with the current or future purchase or sale activities of the Fund or is contrary to applicable law.

5. Fund portfolio holdings may also be disclosed to any person as required by applicable laws, rules and regulations. Examples of such required disclosure include, but are not limited to, disclosure (1) in a filing or submission with the SEC or another regulatory body, (2) in connection with a lawsuit, or (3) as required by court order.

The Fund may from time to time post portfolio holdings on the Cohen & Steers website on a more timely basis than 15 days after calendar quarter-end if warranted by market conditions or other circumstances.

ALL FUNDS – SAI STICKER